Related Party Transactions (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended			12 Months Ended
	Dec. 13, 2022	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 24, 2025
Related Party Transaction [Line Items]
Due to Related Parties			$ (334,176)	$ 190,428	$ 69,133	$ (1,588,603)
Related Party Transaction, Amounts of Transaction			$ 147,500			$ 120,000	$ 69,133
Principal amount	$ 690,000
Accrued executive compensation description			Represents compensation expense owing to executives. At the close of the reverse acquisition $220,000 and $55,000 were owed to Doug Davis and Erik Klinger, respectively. At September 30, 2025, $180,000, $25,000 and $45,000 were owed to Doug Davis, Noam Kenig and Erik Klinger, respectively
Transfer of balances description						During the year ended September 30, 2025, upon agreement by and amount the related parties, $235,333 of balances owing to Bannix Management LLP and $4,737 of balances of Subash Menon was transferred to Stanley Hills and $200,000 of balances owed to Subash Menon was transferred to Suresh Yezhuvath
Partial payment			$ 500,000
Additional funding			500,000
Repaid amount		$ 500,000	270,000
Paid expenses			81,824
Prepaid Taxes								$ 50,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction						$ 120,000
Bannix Class A Common Stock [Member]
Related Party Transaction [Line Items]
Due to Related Parties			2,124,212			2,124,212
Stanley Hills L L C [Member]
Related Party Transaction [Line Items]
Prepaid Taxes		$ 251,104	$ 251,104			$ 335,280